Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative liabilities, current	$ (3)	$ 0
Derivative liabilities, non-current	(632)	(385)
Total	(635)	834
Fuel pricing contracts
Derivative [Line Items]
Derivative assets, current	0	1,219
Derivative liabilities, current	(3)	0
Total	(3)	1,219
Interest rates contracts
Derivative [Line Items]
Derivative liabilities, non-current	(632)	(385)
Total	$ (632)	$ (385)